Schedule of Related Party Transactions (Details) $ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
- Dividend payout to Joyce Lee Jue Hui				$ (300)	$ (220)	$ (300)
Joyce Lee Jue Hui [Member]
Related Party Transaction [Line Items]
- Reimbursement fund for expenses paid on behalf of the Company			12	136		279	[1]	3,898	[1]	2,778	[1]
- Other expenses paid on behalf by Joyce Lee Jue Hui			(10)	(159)		(279)		(709)		(226)
- Loan advance to the Company			(730)	(620)		(1,254)
- Repayment of loan			$ 200	$ 125		125
- Coach fee and salary paid on behalf by Joyce Lee Jue Hui	[1]							(2,518)		(1,612)
- Dividend payout to Joyce Lee Jue Hui								$ (1,236)		$ (1,449)

[1]	Historically, Ms. Lee made salary payments, coaches’ fees, independent contractor fees and company expenses directly to minimize bank transaction fees. The Company transferred the funds to Ms. Lee and Ms. Lee paid these amounts directly. The Company ceased this practice from December 2023 for payment of coach fee and salary paid on behalf by Joyce Lee Jui Hui.